Cash, cash equivalents and financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash, cash equivalents and financial assets

	December 31
(in thousands of euro)	2020	2021	2022
Cash and cash equivalents	136,792	103,756	84,225
Short-term investments	14,845	16,080	17,260
Cash and cash equivalents and short-term investments	151,637	119,836	101,485
Non-current financial assets	38,934	39,878	35,119
Total cash, cash equivalents and financial assets	190,570	159,714	136,604

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
The variation of short-term investments and non-current financial assets for the periods presented, are the following:

(in thousands of euro)	December 31, 2020	Additions(1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2021
Short-term investments	14,845	—	—	99	—	1,136	16,080
Non-current financial assets	38,934	—	—	888	55	—	39,878
Total	53,779	—	—	987	55	1,136	55,958

(in thousands of euro)	December 31, 2021	Additions(1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2022
Short-term investments	16,080	—	—	268	—	912	17,260
Non-current financial assets	39,878	—	(3,000)	(1,640)	(118)	—	35,119
Total	55,958	—	(3,000)	(1,372)	(118)	912	52,379